Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 98.0% of Net Assets
	Aerospace & Defense — 4.0%
124,789	Leonardo DRS, Inc.(a)	$3,183,367
68,033	Mercury Systems, Inc.(a)	1,836,211
44,777	Moog, Inc., Class A	7,491,192
63,034	V2X, Inc.(a)	3,023,111
		15,533,881
	Automobile Components — 1.3%
42,707	Fox Factory Holding Corp.(a)	2,058,050
346,600	Garrett Motion, Inc.(a)	2,977,294
		5,035,344
	Banks — 10.2%
84,723	Ameris Bancorp	4,265,803
116,137	Cadence Bank	3,284,354
185,456	Home BancShares, Inc.	4,443,526
203,268	Hope Bancorp, Inc.	2,183,098
49,165	Pinnacle Financial Partners, Inc.	3,935,167
56,156	Popular, Inc.	4,965,875
64,991	Prosperity Bancshares, Inc.	3,973,550
51,458	SouthState Corp.	3,932,420
53,141	Wintrust Financial Corp.	5,237,577
65,775	WSFS Financial Corp.	3,091,425
		39,312,795
	Biotechnology — 1.7%
98,104	Alkermes PLC(a)	2,364,306
13,228	United Therapeutics Corp.(a)	4,213,780
		6,578,086
	Building Products — 3.5%
61,572	Griffon Corp.	3,931,988
220,927	Janus International Group, Inc.(a)	2,790,308
91,808	Quanex Building Products Corp.	2,538,491
38,611	UFP Industries, Inc.	4,324,432
		13,585,219
	Capital Markets — 1.1%
49,001	Stifel Financial Corp.	4,123,434
	Chemicals — 2.8%
28,774	Ashland, Inc.	2,718,855
41,884	Cabot Corp.	3,848,721
276,487	Ecovyst, Inc.(a)	2,480,088
20,976	Hawkins, Inc.	1,908,816
		10,956,480
	Commercial Services & Supplies — 2.7%
101,333	CECO Environmental Corp.(a)	2,923,457
16,490	Clean Harbors, Inc.(a)	3,729,214
44,000	VSE Corp.	3,884,320
		10,536,991
	Construction & Engineering — 2.6%
51,340	Arcosa, Inc.	4,282,269
37,121	Limbach Holdings, Inc.(a)	2,113,299
142,949	MDU Resources Group, Inc.	3,588,020
		9,983,588
	Construction Materials — 1.1%
63,526	Knife River Corp.(a)	4,455,714
	Consumer Staples Distribution & Retail — 0.9%
70,452	Andersons, Inc.	3,494,419
	Electric Utilities — 0.6%
39,865	ALLETE, Inc.	2,485,583
	Electrical Equipment — 0.7%
18,927	Atkore, Inc.	2,553,820
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 6.6%
53,665	Bel Fuse, Inc., Class B	$3,501,105
55,889	Crane NXT Co.	3,432,702
12,075	Littelfuse, Inc.	3,086,249
37,938	TD SYNNEX Corp.	4,378,045
228,750	TTM Technologies, Inc.(a)	4,444,613
171,600	Vontier Corp.	6,555,120
		25,397,834
	Energy Equipment & Services — 6.6%
85,282	Liberty Energy, Inc.	1,781,541
322,234	Newpark Resources, Inc.(a)	2,677,765
115,215	Noble Corp. PLC	5,144,350
60,606	Tidewater, Inc.(a)	5,770,297
83,414	Weatherford International PLC(a)	10,214,044
		25,587,997
	Entertainment — 0.8%
74,161	Atlanta Braves Holdings, Inc., Class C(a)	2,924,910
	Financial Services — 3.7%
32,125	Euronet Worldwide, Inc.(a)	3,324,938
31,679	Federal Agricultural Mortgage Corp., Class C	5,728,197
126,486	International Money Express, Inc.(a)	2,635,968
14,658	WEX, Inc.(a)	2,596,518
		14,285,621
	Food Products — 1.7%
9,459	J & J Snack Foods Corp.	1,535,858
158,257	Nomad Foods Ltd.	2,608,075
23,859	Post Holdings, Inc.(a)	2,485,154
		6,629,087
	Health Care Equipment & Supplies — 3.3%
28,246	CONMED Corp.	1,958,013
39,294	Haemonetics Corp.(a)	3,250,793
84,197	Inmode Ltd.(a)	1,535,753
40,386	Lantheus Holdings, Inc.(a)	3,242,592
11,128	UFP Technologies, Inc.(a)	2,936,345
		12,923,496
	Health Care Providers & Services — 2.3%
116,479	Option Care Health, Inc.(a)	3,226,468
42,769	Tenet Healthcare Corp.(a)	5,689,560
		8,916,028
	Hotels, Restaurants & Leisure — 1.2%
32,147	Churchill Downs, Inc.	4,487,721
	Household Durables — 1.7%
52,267	KB Home	3,668,098
43,031	Skyline Champion Corp.(a)	2,915,350
		6,583,448
	Household Products — 0.4%
18,888	Spectrum Brands Holdings, Inc.	1,623,046
	Independent Power & Renewable Electricity Producers — 0.9%
29,878	Talen Energy Corp.(a)	3,317,056
	Industrial REITs — 1.0%
102,993	STAG Industrial, Inc.	3,713,928
	Insurance — 3.1%
71,461	Employers Holdings, Inc.	3,046,382
8,691	Enstar Group Ltd.(a)	2,656,839
50,561	Kemper Corp.	2,999,784
94,290	Skyward Specialty Insurance Group, Inc.(a)	3,411,412
		12,114,417
	Leisure Products — 0.7%
37,804	Brunswick Corp.	2,750,997

Shares	Description	Value (†)
	Machinery — 4.8%
35,443	Albany International Corp., Class A	$2,993,161
43,703	Allison Transmission Holdings, Inc.	3,317,058
96,992	Atmus Filtration Technologies, Inc.(a)	2,791,430
54,964	Barnes Group, Inc.	2,276,059
63,693	Columbus McKinnon Corp.	2,199,956
17,256	Kadant, Inc.	5,069,468
		18,647,132
	Marine Transportation — 0.7%
123,636	Genco Shipping & Trading Ltd.	2,634,683
	Media — 1.0%
4,078	Cable One, Inc.	1,443,612
57,261	John Wiley & Sons, Inc., Class A	2,330,523
		3,774,135
	Office REITs — 1.0%
141,608	Equity Commonwealth(a)	2,747,195
80,083	Postal Realty Trust, Inc., Class A	1,067,507
		3,814,702
	Oil, Gas & Consumable Fuels — 5.4%
125,565	Antero Resources Corp.(a)	4,097,186
65,283	California Resources Corp.	3,474,361
95,682	Delek U.S. Holdings, Inc.	2,369,086
62,035	International Seaways, Inc.	3,668,129
427,290	Kosmos Energy Ltd.(a)	2,367,187
137,692	Northern Oil & Gas, Inc.	5,118,012
		21,093,961
	Personal Care Products — 0.9%
64,437	BellRing Brands, Inc.(a)	3,681,930
	Pharmaceuticals — 2.3%
47,156	ANI Pharmaceuticals, Inc.(a)	3,002,894
106,598	Pacira BioSciences, Inc.(a)	3,049,769
101,850	Supernus Pharmaceuticals, Inc.(a)	2,724,487
		8,777,150
	Professional Services — 2.4%
446,825	Alight, Inc., Class A(a)	3,297,568
43,875	Concentrix Corp.	2,776,410
48,683	Korn Ferry	3,268,577
		9,342,555
	Real Estate Management & Development — 0.9%
30,143	Colliers International Group, Inc.	3,365,466
	Retail REITs — 0.7%
44,145	Agree Realty Corp.	2,734,341
	Semiconductors & Semiconductor Equipment — 1.5%
32,013	MKS Instruments, Inc.	4,180,258
25,898	Rambus, Inc.(a)	1,521,766
		5,702,024
Shares	Description	Value (†)
	Software — 1.3%
90,071	HashiCorp, Inc., Class A(a)	$3,034,492
93,082	PagerDuty, Inc.(a)	2,134,370
		5,168,862
	Specialty Retail — 1.2%
44,824	Academy Sports & Outdoors, Inc.	2,386,878
18,504	Boot Barn Holdings, Inc.(a)	2,385,721
		4,772,599
	Textiles, Apparel & Luxury Goods — 1.2%
32,459	Crocs, Inc.(a)	4,737,066
	Trading Companies & Distributors — 3.6%
45,892	Beacon Roofing Supply, Inc.(a)	4,153,226
206,308	Custom Truck One Source, Inc.(a)	897,440
24,504	Herc Holdings, Inc.	3,266,138
24,261	McGrath RentCorp	2,585,009
237,804	MRC Global, Inc.(a)	3,070,050
		13,971,863
	Water Utilities — 0.4%
146,605	Pure Cycle Corp.(a)	1,400,078
	Wireless Telecommunication Services — 1.5%
105,234	U.S. Cellular Corp.(a)	5,874,162
	Total Common Stocks (Identified Cost $262,663,340)	379,383,649

Principal Amount
Short-Term Investments — 1.9%
$7,413,124	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $7,415,286 on 7/01/2024 collateralized by $7,518,500 U.S. Treasury Note, 4.500% due 3/31/2026 valued at $7,561,448 including accrued interest(b) (Identified Cost $7,413,124)	7,413,124
	Total Investments — 99.9% (Identified Cost $270,076,464)	386,796,773
	Other assets less liabilities — 0.1%	348,744
	Net Assets — 100.0%	$387,145,517

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$379,383,649	$ —	$ —	$379,383,649
Short-Term Investments	—	7,413,124	—	7,413,124
Total Investments	$379,383,649	$7,413,124	$—	$386,796,773

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2024 (Unaudited)
Banks	10.2%
Energy Equipment & Services	6.6
Electronic Equipment, Instruments & Components	6.6
Oil, Gas & Consumable Fuels	5.4
Machinery	4.8
Aerospace & Defense	4.0
Financial Services	3.7
Trading Companies & Distributors	3.6
Building Products	3.5
Health Care Equipment & Supplies	3.3
Insurance	3.1
Chemicals	2.8
Commercial Services & Supplies	2.7
Construction & Engineering	2.6
Professional Services	2.4
Health Care Providers & Services	2.3
Pharmaceuticals	2.3
Other Investments, less than 2% each	28.1
Short-Term Investments	1.9
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%